S000048337 [Member] Investment Strategy - Bridge Builder Small/Mid Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid‑capitalization companies and other instruments, such as certain investment companies (see below), that seek to track the performance of securities of small and mid‑capitalization companies. The Fund defines small and mid‑capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index (as of April 30, 2025, companies with capitalizations between approximately $119.4 million and $58.5 billion). The market capitalization of the companies included in the Russell MidCap® Index and the Russell 2000® Index will change with market conditions.
While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in futures contracts, principally for cash equitization purposes. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financials and industrials sectors. The Fund follows an investing style that favors value investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: American Century Investment Management, Inc. (“American Century”), BlackRock Investment Management, LLC (“BlackRock”), Boston Partners Global Investors, Inc. (“Boston Partners”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), LSV Asset Management (“LSV”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Silvercrest Asset Management Group LLC (“Silvercrest”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
American Century’s Principal Investment Strategies
Under normal market conditions, American Century will invest at least 80% of the portion of the Fund’s net assets that it manages in small capitalization companies. American Century considers small capitalization companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. In selecting stocks for the Fund, the portfolio managers of American Century look for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.
BlackRock’s Principal Investment Strategies
BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Value Index, which tracks the performance of mid‑capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.
Boston Partners’ Principal Investment Strategies
Boston Partners primarily invests in mid‑capitalization companies. Boston Partners uses bottom‑up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom‑up stock selection.
Diamond Hill’s Principal Investment Strategies
Diamond Hill typically invests in U.S. equity securities of small- to mid‑market capitalization companies. Diamond Hill seeks long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value. Diamond Hill focuses on estimating a company’s value independent of its current stock price primarily focusing on a “bottom‑up” analysis. If Diamond Hill’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, Diamond Hill is not constrained by the sector or industry weights in the benchmark.
LSV’s Principal Investment Strategies
LSV primarily invests in mid‑capitalization companies. LSV uses a bottom‑up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
MFS’ Principal Investment Strategies
MFS primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). MFS normally invests across different industries and sectors, but MFS may invest a significant percentage of the portion of the Fund’s assets allocated to MFS in issuers in a single industry or sector. MFS uses an active bottom‑up investment approach to buying and selling investments. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
Silvercrest’s Principal Investment Strategies
Silvercrest primarily invests in small capitalization companies. These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:
●	Business that results in relatively consistent longer-term earning and cash flow growth;
●	Franchise/asset value that may make the company attractive to potential acquirers;
●	Cyclically depressed earnings and/or cash flow that has potential for improvement; or
●	A catalyst that will promote recognition of the company’s undervalued status.
Vaughan Nelson’s Principal Investment Strategies
Vaughan Nelson primarily invests in mid‑capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom‑up value-oriented investment process in constructing the
Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
●	Companies earning a positive return on capital with stable‑to‑improving returns;
●	Companies valued at a discount to their asset value; and
●	Companies with an attractive and sustainable dividend level.